UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22215
International Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class A
| IGAAX
for the year ended June 30,
2026
This annual shareholder report contains important information about International Growth and Income Fund

(the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 99	0.88%
Management's discussion of fund performance
The fund’s Class A shares gained 25.17% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, internati
on
al equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class A (with sales charge) *	17.98%	7.52%	9.13%
International Growth and Income Fund — Class A (without sales charge) *	25.17%	8.81%	9.78%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class C
| IGICX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.62%
Management's discussion of fund performance
The fund’s Class C shares gained 24.25% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class C (with sales charge) *	23.25%	8.00%	9.12%
International Growth and Income Fund — Class C (without sales charge) *	24.25%	8.00%	9.12%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-1
| IGIFX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 102	0.91%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 25.15% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-1 *	25.15%	8.79%	9.76%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address
(householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-2
|
IGFFX
 for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund

(the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 72	0.64%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 25.48% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-2 *	25.48%	9.09%	10.06%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-3
| IGAIX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 60	0.53%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 25.62% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class F-3 2	25.62%	9.21%	10.04%
MSCI ACWI (All Country World Index) ex USA 3	27.66%	8.79%	9.46%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-A
| CGIAX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 101	0.90%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 25.16% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-A (with sales charge) *	20.78%	8.00%	9.35%
International Growth and Income Fund — Class 529-A (without sales charge) *	25.16%	8.77%	9.74%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-C
| CIICX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 187	1.67%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 24.19% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-C (with sales charge) *	23.19%	7.95%	9.32%
International Growth and Income Fund — Class 529-C (without sales charge) *	24.19%	7.95%	9.32%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-E
| CGIEX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 126	1.12%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 24.89% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-E *	24.89%	8.56%	9.52%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-2
| FGGGX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 71	0.63%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 25.52% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-F-2 2	25.52%	9.10%	13.88%
MSCI ACWI (All Country World Index) ex USA 3	27.66%	8.79%	12.90%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-3
| FGIGX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 67	0.59%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 25.58% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-F-3 2	25.58%	9.15%	13.93%
MSCI ACWI (All Country World Index) ex USA 3	27.66%	8.79%	12.90%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-1
| RIGAX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 182	1.62%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 24.26% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-1 *	24.26%	8.01%	8.98%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2
| RIGBX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 182	1.62%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 24.27% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2 *	24.27%	8.02%	8.98%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2E
| RIIEX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 149	1.33%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 24.64% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2E *	24.64%	8.34%	9.30%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-3
| RGICX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 133	1.18%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 24.81% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-3 *	24.81%	8.50%	9.46%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-4
| RIGEX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 99	0.88%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 25.21% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-4 *	25.21%	8.83%	9.80%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5E
| RIGIX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 77	0.68%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 25.44% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5E *	25.44%	9.04%	10.01%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5
| RIGFX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 67	0.59%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 25.56% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5 *	25.56%	9.16%	10.13%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-034-0826 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-6
| RIGGX
for the year ended June 30, 2026
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2025 to June 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 60	0.53%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 25.61% for the year ended June 30, 2026. That result compares with a 27.66% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, international equities delivered solid returns despite volatility fueled by trade tensions and geopolitical uncertainty. Strong investment in AI supported gains in large-cap technology stocks. Energy shares also benefited from rising oil prices amid the Middle East conflict. European markets advanced on improving domestic demand and a European Central Bank interest rate cut. Emerging market stocks also rose, driven by robust semiconductor demand in South Korea and Taiwan.
Within the fund, most sectors contributed positively, with the information technology sector being particularly additive. Financials, materials and industrials sectors were also strong contributors. Geographically, companies based in Taiwan, South Korea and the U.K. contributed significantly to absolute returns.
Conversely, consumer discretionary holdings posted negative results during the period. From a country perspective, investments in India, Denmark and China detracted from the portfolio.
How a hypothetical $10,000 investment has
grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-6 *	25.61%	9.21%	10.18%
MSCI ACWI (All Country World Index) ex USA †	27.66%	8.79%	9.93%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,706
Total number of portfolio holdings	325
Total advisory fees paid (in millions)	$ 89
Portfolio turnover rate	44%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-034-0826 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
June 30, 2026	130,000	3,000	21,000	None
June 30, 2025	123,000	7,000	11,000	None
Adviser and Affiliates2
June 30, 2026	Not Applicable	1,867,000	1,000	137,000
June 30, 2025	Not Applicable	1,888,000	4,000	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
June 30, 2026	2,029,000
June 30, 2025	1,910,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The Investment Portfolio is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended June 30, 2026
Lit. No. MFGEFP4-034-0826 © 2026 Capital Group. All rights reserved.

Investment portfolio June 30, 2026

Common stocks 94.59%	Shares	Value (000)
Information technology 20.73%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,748,107	$1,209,276
ASML Holding NV	343,741	681,722
SK hynix, Inc.	294,527	519,639
MediaTek, Inc.	3,737,800	510,398
Samsung Electronics Co., Ltd.	2,276,966	497,784
ASMPT, Ltd.	4,199,300	129,575
Tokyo Electron, Ltd.	264,325	127,826
Kioxia Holdings Corp. (a)	217,100	123,257
Broadcom, Inc.	310,801	117,405
SAP SE	611,320	93,619
Lenovo Group, Ltd.	16,998,000	50,781
Dassault Systemes SE	1,768,953	36,029
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	282,364	32,305
Baidu, Inc., Class A (a)	2,210,000	31,470
Nokia Corp.	1,884,923	24,953
Fujitsu, Ltd.	1,200,500	23,957
OBIC Co., Ltd.	896,000	21,008
Bechtle AG, non-registered shares	537,265	19,021
Jentech Precision Industrial Co., Ltd.	167,000	18,146
eMemory Technology, Inc.	133,000	12,323
Delta Electronics, Inc.	183,068	11,331
		4,291,825

Financials 18.65%
UniCredit SpA	2,999,334	268,342
DBS Group Holdings, Ltd.	3,830,896	193,563
CaixaBank SA, non-registered shares	12,525,336	177,780
HSBC Holdings PLC (GBP denominated)	6,652,466	126,366
HSBC Holdings PLC (HKD denominated)	2,473,600	47,021
BNP Paribas SA	1,304,881	152,511
Skandinaviska Enskilda Banken AB, Class A	6,639,452	132,141
Banco Bilbao Vizcaya Argentaria SA	4,827,913	121,113
KB Financial Group, Inc.	1,081,437	111,208
Societe Generale	1,179,209	104,416
Japan Post Bank Co., Ltd.	5,461,450	104,036
Prudential PLC	6,652,519	88,589
Aviva PLC	9,661,969	83,366
PICC Property and Casualty Co., Ltd., Class H	44,748,956	82,109
NatWest Group PLC	9,021,771	79,518
AIA Group, Ltd.	8,311,790	76,235
Resona Holdings, Inc.	5,752,610	75,031
Euronext NV	460,671	73,700
Credicorp, Ltd.	186,426	72,628
Deutsche Boerse AG	257,349	70,222
MS&AD Insurance Group Holdings, Inc.	2,633,100	68,769
Axis Bank, Ltd.	4,773,510	68,317
Banco Santander SA	4,734,211	65,494
Bank Hapoalim BM	2,750,384	63,433
Saudi National Bank (The)	6,154,285	63,373
Canadian Imperial Bank of Commerce (CAD denominated) (b)	438,559	50,503
Canadian Imperial Bank of Commerce (b)	102,694	11,810
Standard Chartered PLC (GBP denominated)	1,188,098	32,203
Standard Chartered PLC (HKD denominated)	1,106,200	30,077
AXA SA	1,236,198	61,954
Bank Leumi le-Israel BM	2,569,843	57,490
T&D Holdings, Inc.	1,851,261	54,840
Tokio Marine Holdings, Inc.	1,135,900	50,298
Abu Dhabi Commercial Bank PJSC	12,440,251	49,191
Abu Dhabi Islamic Bank PJSC	8,355,006	46,968
Erste Group Bank AG	315,088	42,213
Hiscox, Ltd.	1,718,808	42,120
Mizuho Financial Group, Inc.	861,500	41,368
Poste Italiane SpA (b)	1,220,306	39,916

International Growth and Income Fund	1

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hana Financial Group, Inc.	522,550	$38,731
Plus500, Ltd.	585,653	37,184
Munchener Ruckversicherungs-Gesellschaft AG	62,331	34,796
Kotak Mahindra Bank, Ltd.	8,047,450	33,440
Allianz SE	68,485	32,410
Tryg A/S (b)	1,371,819	31,236
Zurich Insurance Group AG	39,071	28,856
London Stock Exchange Group PLC	262,811	28,459
ING Groep NV	874,142	27,656
Grupo Financiero Banorte, SAB de CV, Series O	2,533,544	26,740
XP, Inc., Class A	1,549,547	25,196
Etoro Group, Ltd., Class A (a)	617,155	24,359
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	39,029,000	23,420
Great-West Lifeco, Inc.	357,729	22,794
Bank Mandiri (Persero) Tbk PT	103,324,884	22,317
Brookfield Corp., Class A (CAD denominated)	521,906	22,267
Banca Generali SpA	272,292	20,285
Macquarie Group, Ltd.	110,539	19,237
Shinhan Financial Group Co., Ltd.	307,656	19,063
BAWAG Group AG	89,894	18,024
ICICI Bank, Ltd.	1,178,929	17,170
FirstRand, Ltd.	2,858,067	16,951
3i Group PLC	490,159	16,177
Grupo Financiero Inbursa, SAB de CV	6,160,308	14,640
Royal Bank of Canada	69,135	14,316
Hong Kong Exchanges and Clearing, Ltd.	290,800	13,516
Banco BTG Pactual SA, units	1,241,200	13,005
HDFC Bank, Ltd.	1,528,456	12,929
PKO Bank Polski SA, Class C	350,803	9,626
Shriram Finance, Ltd.	719,577	8,017
Medibank Private, Ltd.	1,500,169	5,160
CVC Capital Partners PLC (b)	314,373	4,568
Sberbank of Russia PJSC (c)	22,898,260	— (d)
		3,862,777

Industrials 13.99%
BAE Systems PLC	12,178,398	297,934
Airbus SE, non-registered shares	982,374	218,654
Ryanair Holdings PLC (ADR)	3,239,805	209,777
Siemens AG	493,073	158,439
Deutsche Post AG	1,959,041	118,874
Recruit Holdings Co., Ltd.	1,583,200	110,206
Safran SA	263,870	104,324
Hitachi, Ltd.	3,289,800	91,422
Bombardier, Inc., Class B (a)	355,607	81,876
Singapore Technologies Engineering, Ltd.	9,652,800	77,885
Rolls-Royce Holdings PLC	3,961,538	76,062
Diploma PLC	763,992	72,298
VAT Group AG	82,274	71,978
Mitsubishi Electric Corp.	1,910,300	70,053
DSV A/S	264,420	62,770
International Consolidated Airlines Group SA (CDI)	9,757,895	61,917
ITOCHU Corp.	5,061,100	58,196
Techtronic Industries Co., Ltd.	3,430,500	57,271
Copa Holdings SA, Class A	330,265	51,379
ABB, Ltd.	471,139	51,119
Schneider Electric SE	155,294	50,949
Komatsu, Ltd.	1,235,800	48,370
SPIE SA	730,553	42,135
Alliance Global Group, Inc.	311,776,700	40,666
Deutsche Lufthansa AG	3,491,967	39,955
RELX PLC	1,206,892	38,015
Mitsui & Co., Ltd.	1,257,400	35,020
SMC Corp.	76,800	34,174
Compagnie de Saint-Gobain SA, non-registered shares	367,344	33,258
Contemporary Amperex Technology Co., Ltd., Class A	569,580	33,115

2	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Hanwha Aerospace Co., Ltd.	50,878	$32,772
Kingspan Group PLC	313,225	28,650
Fujikura, Ltd.	700,000	27,173
Adani Ports & Special Economic Zone, Ltd.	1,391,498	26,771
Daikin Industries, Ltd.	171,600	26,066
Caterpillar, Inc.	24,070	25,632
Kubota Corp.	1,526,503	25,556
International Container Terminal Services, Inc.	1,187,540	17,337
Taisei Corp.	193,500	17,149
Weir Group PLC (The)	528,046	16,850
Vinci SA	100,430	14,688
Sunbelt Rentals Holdings, Inc. (CDI) (b)	198,290	14,472
ASSA ABLOY AB, Class B	399,254	14,103
Full Truck Alliance Co., Ltd., Class A (ADR) (b)	1,686,880	13,698
Leonardo SpA	239,500	12,843
LG Corp.	193,296	12,187
Ebara Corp. (b)	302,000	11,844
Metso Corp.	583,759	10,148
SGH, Ltd.	288,542	9,362
IHI Corp.	450,500	7,612
Volvo AB, Class B	218,526	7,429
Larsen & Toubro, Ltd.	163,033	7,181
Amada Co., Ltd.	310,900	5,736
Ayala Corp.	700,490	4,790
Babcock International Group PLC	348,141	4,397
Wolters Kluwer NV	61,659	3,985
		2,896,522

Materials 7.31%
Glencore PLC	26,883,236	183,362
Vale SA (ADR), ordinary nominative shares	7,005,684	105,365
Vale SA, ordinary nominative shares	3,007,426	45,371
Barrick Mining Corp.	3,872,461	142,236
BASF SE	2,638,826	141,058
Heidelberg Materials AG, non-registered shares	382,237	72,914
Valterra Platinum, Ltd. (ZAR denominated)	970,145	65,049
Valterra Platinum, Ltd. (GBP denominated)	110,074	7,411
Amcor PLC	1,082,425	46,923
Amcor PLC (CDI)	579,245	25,055
Nutrien, Ltd. (CAD denominated) (b)	800,998	50,463
Nutrien, Ltd. (b)	326,200	20,534
Grupo Mexico, SAB de CV, Series B	4,391,941	49,787
Mitsubishi Chemical Group Corp.	6,724,400	46,721
Mitsui Kinzoku Co., Ltd.	170,700	45,708
Linde PLC	84,144	43,666
Agnico Eagle Mines, Ltd. (CAD denominated)	276,095	42,898
Norsk Hydro ASA	4,744,505	42,769
Southern Copper Corp.	200,571	34,952
Freeport-McMoRan, Inc.	487,651	30,668
Pan American Silver Corp.	667,355	29,891
Holcim, Ltd.	299,306	27,098
Anhui Conch Cement Co., Ltd., Class H	11,894,520	25,486
KGHM Polska Miedz SA	260,166	22,966
Antofagasta PLC	419,130	21,288
Aura Minerals, Inc. (b)	319,941	20,140
ArcelorMittal SA	333,577	20,058
Saudi Basic Industries Corp., non-registered shares	1,388,015	19,047
Baoshan Iron & Steel Co., Ltd., Class A	23,269,600	18,657
LG Chem, Ltd.	98,914	17,969
Fortescue, Ltd.	1,053,018	14,027
Air Liquide SA	55,387	10,969
Impala Platinum Holdings, Ltd.	995,633	10,413
Shin-Etsu Chemical Co., Ltd.	209,500	9,136
CEMEX, SAB de CV (ADR)	285,112	3,421
Alrosa PJSC (a)(c)	3,661,021	— (d)
		1,513,476

International Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)

Consumer discretionary 7.05%
Industria de Diseno Textil SA	3,647,561	$229,885
Trip.com Group, Ltd. (ADR) (a)	2,410,827	96,048
Trip.com Group, Ltd. (a)	444,200	17,642
Prosus NV, Class N	2,113,034	91,842
Compagnie Financiere Richemont SA, Class A	384,624	89,250
Renault SA	2,936,490	84,241
Compagnie Generale des Etablissements Michelin	2,127,690	82,184
H World Group, Ltd. (ADR)	1,811,070	75,558
H World Group, Ltd.	37,300	156
Panasonic Holdings Corp.	2,559,650	71,869
LVMH Moet Hennessy-Louis Vuitton SE	122,374	67,767
MGM China Holdings, Ltd.	51,498,000	66,782
Nitori Holdings Co., Ltd. (b)	4,024,400	59,815
Moncler SpA	865,132	50,196
Fuyao Glass Industry Group Co., Ltd., Class A	6,337,941	47,225
ANTA Sports Products, Ltd.	4,367,007	39,670
Entain PLC	4,948,405	36,734
Li Ning Co., Ltd.	13,229,000	24,941
Paltac Corp.	558,900	22,881
InterContinental Hotels Group PLC	132,006	22,769
Amadeus IT Group SA, Class A, non-registered shares	384,806	22,100
Games Workshop Group PLC	66,538	19,074
Dixon Technologies (India), Ltd.	142,587	18,066
Shenzhou International Group Holdings, Ltd.	3,570,600	17,984
Hyundai Motor Co.	53,871	17,345
Amber Enterprises India, Ltd. (a)	194,823	15,630
Ryohin Keikaku Co., Ltd.	654,193	14,292
Galaxy Entertainment Group, Ltd.	3,430,000	12,916
Aristocrat Leisure, Ltd.	230,388	9,815
B&M European Value Retail PLC	3,254,558	8,422
Vinted, Ltd. (a)(c)(e)	85,598	7,694
ASICS Corp.	192,600	5,238
Meituan, Class B (a)	592,800	5,228
Berkeley Group Holdings PLC (a)	98,000	4,551
Sumitomo Electric Industries, Ltd.	169,600	3,131
		1,458,941

Consumer staples 6.68%
British American Tobacco PLC	3,723,690	229,670
Philip Morris International, Inc.	1,012,844	183,234
KT&G Corp.	1,601,767	175,675
Nestle SA	1,333,422	136,935
Carlsberg A/S, Class B	712,994	93,558
L’Oreal SA, non-registered shares	204,603	89,765
Carrefour SA, non-registered shares	3,969,189	73,731
Imperial Brands PLC	1,955,343	72,297
Arca Continental, SAB de CV	5,561,593	66,653
Danone SA	648,292	53,169
Diageo PLC	2,634,978	52,963
Anheuser-Busch InBev SA/NV	624,320	51,473
Ajinomoto Co., Inc.	1,317,700	47,934
Yamazaki Baking Co., Ltd.	1,076,500	21,208
United Spirits, Ltd.	1,313,582	18,791
Shiseido Co., Ltd. (b)	1,054,300	17,049
		1,384,105

Health care 5.48%
AstraZeneca PLC (GBP denominated)	1,978,051	370,051
Novo Nordisk AS, Class B	3,617,985	173,572
Roche Holding AG, nonvoting shares	360,332	148,321
Sanofi	1,694,556	144,804
EssilorLuxottica SA	299,483	56,187
Takeda Pharmaceutical Co., Ltd.	1,386,600	43,777
Siemens Healthineers AG	980,697	38,324
Grifols SA, Class B (ADR)	5,180,416	36,677

4	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Chugai Pharmaceutical Co., Ltd.	647,000	$29,956
Haleon PLC	4,992,933	23,039
Max Healthcare Institute, Ltd.	1,817,718	21,813
Genus PLC	552,254	15,749
Fresenius SE & Co. KGaA	325,086	14,845
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	1,670,400	12,358
Rede D’Or Sao Luiz SA	940,329	6,323
Euroapi SA (a)	42,234	64
		1,135,860

Communication services 5.11%
Orange	7,708,360	145,397
Singapore Telecommunications, Ltd.	41,671,954	142,796
Koninklijke KPN NV	28,582,027	141,792
BT Group PLC	46,361,617	116,916
NetEase, Inc.	1,931,600	49,719
NetEase, Inc. (ADR)	347,074	44,474
Tencent Holdings, Ltd.	1,560,100	85,976
Bharti Airtel, Ltd.	2,846,087	55,777
MTN Group, Ltd.	3,950,182	54,983
Advanced Info Service PCL, foreign registered shares	3,407,800	37,837
Nippon Television Holdings, Inc.	1,851,500	31,812
America Movil, SAB de CV, Class B (ADR)	1,219,335	31,690
Swisscom AG	35,494	27,392
Bezeq - The Israel Telecommunication Corp., Ltd.	8,210,111	19,409
Publicis Groupe SA	192,747	19,051
KT Corp. (ADR)	872,808	15,082
HYBE Co., Ltd.	119,466	14,939
Millicom International Cellular SA	150,365	13,647
Nintendo Co., Ltd.	251,700	10,570
		1,059,259

Energy 4.51%
TotalEnergies SE (EUR denominated)	4,489,819	348,773
Cameco Corp. (CAD denominated)	1,079,866	110,069
Cenovus Energy, Inc. (CAD denominated)	3,857,437	95,712
Cenovus Energy, Inc.	564,300	14,000
Canadian Natural Resources, Ltd. (CAD denominated)	2,639,738	104,454
Shell PLC (GBP denominated)	1,603,254	62,101
Tourmaline Oil Corp. (b)	1,327,788	55,517
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	2,006,262	32,421
Gaztransport & Technigaz SA	131,919	27,941
SLB, Ltd.	572,136	26,599
BP PLC	3,373,838	20,764
Adnoc Gas PLC	17,465,508	16,364
TC Energy Corp. (CAD denominated) (b)	225,567	14,938
South Bow Corp. (b)	97,112	3,421
Sovcomflot PAO (a)(c)	16,933,870	— (d)
		933,074

Utilities 3.77%
Iberdrola SA, non-registered shares	7,261,078	181,224
Engie SA	4,986,562	157,234
RWE AG	2,091,405	135,499
SSE PLC	2,865,752	92,619
Veolia Environnement SA (b)	1,228,587	51,171
Adani Power, Ltd. (a)	17,211,560	40,980
Kansai Electric Power Co., Inc. (b)	2,464,900	34,642
Brookfield Infrastructure Partners, LP (CAD denominated)	816,254	29,813
Snam SpA	3,677,449	26,469
Public Power Corp. SA (a)	599,605	15,784
CPFL Energia SA	1,567,921	13,601
Companhia de Saneamento de Minas Gerais COPASA MG	110,500	1,283
		780,319

International Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	2,856,900	$72,714
China Resources Land, Ltd.	9,923,000	38,101
Link REIT	8,084,825	37,716
Prologis Property Mexico, SA de CV, REIT	7,673,219	33,264
CK Asset Holdings, Ltd.	4,669,120	26,428
Henderson Land Development Co., Ltd.	7,534,000	23,908
Sun Hung Kai Properties, Ltd.	1,495,000	21,545
Goodman Logistics (HK), Ltd. REIT	471,027	10,211
Longfor Group Holdings, Ltd. (b)	9,051,101	6,942
		270,829
Total common stocks (cost: $12,176,063,000)		19,586,987
Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(e)	68,651	6,171
Vinted, Ltd., Class C, preferred shares (a)(c)(e)	37,385	3,360
Vinted, Ltd., Class E, preferred shares (a)(c)(e)	20,647	1,856
Vinted, Ltd., Class B, preferred shares (a)(c)(e)	7,817	703
Vinted, Ltd., Class F, preferred shares (a)(c)(e)	6,417	577
		12,667

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	83,303	11,664
Total preferred securities (cost: $19,897,000)		24,331
Short-term securities 5.32%
Money market investments 5.06%
Capital Group Central Cash Fund 3.70% (f)(g)	10,464,754	1,046,370

Money market investments purchased with collateral from securities on loan 0.26%
Capital Group Central Cash Fund 3.70% (f)(g)(h)	151,034	15,102
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.52% (f)(h)	7,500,000	7,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (f)(h)	7,000,000	7,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.56% (f)(h)	7,000,000	7,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.57% (f)(h)	5,161,881	5,162
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (f)(h)	4,300,000	4,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.58% (f)(h)	3,700,000	3,700
Fidelity Investments Money Market Government Portfolio, Class I 3.53% (f)(h)	3,200,000	3,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.55% (f)(h)	1,000,000	1,000
		53,964
Total short-term securities (cost: $1,100,330,000)		1,100,334
Total investment securities 100.03% (cost: $13,296,290,000)		20,711,652
Other assets less liabilities (0.03)%		(5,194)
Net assets 100.00%		$20,706,458

6	International Growth and Income Fund

Investments in affiliates (g)

	Value at 7/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 5.13%
Money market investments 5.06%
Capital Group Central Cash Fund 3.70% (f)	$701,291	$3,401,120	$3,056,046	$50	$(45)	$1,046,370	$21,998
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 3.70% (f)(h)	6,793	8,309 (i)				15,102	— (j)
Total 5.13%				$50	$(45)	$1,061,472	$21,998
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Vinted, Ltd. (a)(c)	4/20/2026	$7,170	$7,694	0.04%
Vinted, Ltd., Class A-1, preferred shares (a)(c)	4/20/2026	5,751	6,171	0.03
Vinted, Ltd., Class C, preferred shares (a)(c)	4/20/2026	3,132	3,360	0.02
Vinted, Ltd., Class E, preferred shares (a)(c)	4/20/2026	1,729	1,856	0.01
Vinted, Ltd., Class B, preferred shares (a)(c)	4/20/2026	655	703	— (k)
Vinted, Ltd., Class F, preferred shares (a)(c)	4/20/2026	537	577	— (k)
Total		$18,974	$20,361	0.10%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

International Growth and Income Fund	7

Financial statements
Statement of assets and liabilities at June 30, 2026

(dollars in thousands)
Assets:
Investment securities, at value (includes $165,803 of investment securities on loan):
Unaffiliated issuers (cost: $12,234,821)	$19,650,180
Affiliated issuers (cost: $1,061,469)	1,061,472	$20,711,652
Cash		337
Cash denominated in currencies other than U.S. dollars (cost: $6,374)		6,375
Receivables for:
Sales of investments	51,809
Sales of fund’s shares	20,800
Dividends and interest	37,631
Securities lending income	143
Other	2,366	112,749
		20,831,113
Liabilities:
Collateral for securities on loan		53,964
Payables for:
Purchases of investments	26,098
Repurchases of fund’s shares	20,747
Investment advisory services	7,885
Services provided by related parties	2,236
Trustees’ deferred compensation	2,423
Non-U.S. taxes	9,106
Other	2,196	70,691
Net assets at June 30, 2026		$20,706,458
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,167,025
Total distributable earnings (accumulated loss)		8,539,433
Net assets at June 30, 2026		$20,706,458

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (416,811 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$5,996,236	120,653	$49.70
Class C	65,461	1,318	49.67
Class F-1	156,771	3,148	49.80
Class F-2	3,782,940	76,107	49.71
Class F-3	3,183,175	64,118	49.65
Class 529-A	250,075	5,042	49.60
Class 529-C	5,052	102	49.43
Class 529-E	5,620	113	49.63
Class 529-F-2	74,662	1,503	49.67
Class 529-F-3	21	— *	49.67
Class R-1	4,959	100	49.57
Class R-2	60,490	1,226	49.36
Class R-2E	59,614	1,208	49.34
Class R-3	127,448	2,572	49.55
Class R-4	95,006	1,913	49.66
Class R-5E	43,300	873	49.60
Class R-5	40,293	805	50.04
Class R-6	6,755,335	136,010	49.67
*
Amount less than one thousand.
Refer to the notes to financial statements.

8	International Growth and Income Fund

Financial statements (continued)
Statement of operations for the year ended June 30, 2026

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $37,842; also includes $21,998 from affiliates)	$500,963
Securities lending income (net of fees)	937
Interest from unaffiliated issuers (net of non-U.S. taxes of $24)	316	$502,216
Fees and expenses*:
Investment advisory services	88,556
Distribution services	17,292
Transfer agent services	9,960
Administrative services	5,636
529 plan services	152
Reports to shareholders	452
Registration statement and prospectus	883
Trustees’ compensation	503
Auditing and legal	226
Custodian	3,105
Other	164	126,929
Net investment income		375,287
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $1,945):
Unaffiliated issuers	1,845,391
Affiliated issuers	50
In-kind redemptions	21,448
Currency transactions	(2,711)	1,864,178
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $9,106):
Unaffiliated issuers	2,010,797
Affiliated issuers	(45)
Currency translations	(1,144)	2,009,608
Net realized gain (loss) and unrealized appreciation (depreciation)		3,873,786
Net increase (decrease) in net assets resulting from operations		$4,249,073
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended June 30,
	2026	2025

Operations:
Net investment income	$375,287	$407,654
Net realized gain (loss)	1,864,178	665,292
Net unrealized appreciation (depreciation)	2,009,608	1,688,672
Net increase (decrease) in net assets resulting from operations	4,249,073	2,761,618
Distributions paid to shareholders	(1,388,175)	(537,536)
Net capital share transactions	587,129	(135,107)
Total increase (decrease) in net assets	3,448,027	2,088,975
Net assets:
Beginning of year	17,258,431	15,169,456
End of year	$20,706,458	$17,258,431
Refer to the notes to financial statements.

International Growth and Income Fund	9

Notes to financial statements
1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 18 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

10	International Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the year ended June 30, 2026,  the fund delivered $49,475,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

International Growth and Income Fund	11

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2026, were as follows (dollars in thousands):

12	International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$149,710	$4,142,115	$—	$4,291,825
Financials	298,258	3,564,519	— *	3,862,777
Industrials	382,362	2,514,160	—	2,896,522
Materials	666,315	847,161	— *	1,513,476
Consumer discretionary	171,606	1,279,641	7,694	1,458,941
Consumer staples	249,887	1,134,218	—	1,384,105
Health care	43,000	1,092,860	—	1,135,860
Communication services	104,893	954,366	—	1,059,259
Energy	457,131	475,943	— *	933,074
Utilities	44,697	735,622	—	780,319
Real estate	33,264	237,565	—	270,829
Preferred securities	—	11,664	12,667	24,331
Short-term securities	1,100,334	—	—	1,100,334
Total	$3,701,457	$16,989,834	$20,361	$20,711,652
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

International Growth and Income Fund	13

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

14	International Growth and Income Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2026, the total value of securities on loan was $165,803,000, and the total value of collateral received was $175,454,000. Collateral received includes cash of $53,964,000 and U.S. government securities of $121,490,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended June 30, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

International Growth and Income Fund	15

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended June 30, 2026, the fund recognized $531,000 in EU reclaims (net of $124,000 in fees and the effect of realized gain or loss from currency translations) and $28,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended June 30, 2026, the fund reclassified $123,035,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of June 30, 2026, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$30,135
Undistributed long-term capital gains	1,180,352
Gross unrealized appreciation on investments	7,812,252
Gross unrealized depreciation on investments	(474,144)
Net unrealized appreciation (depreciation) on investments	7,338,108
Cost of investments	13,373,544

16	International Growth and Income Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended June 30, 2026			Year ended June 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$108,903	$282,780	$391,683	$111,282	$30,492	$141,774
Class C	766	3,207	3,973	1,009	408	1,417
Class T*	— †	1	1	— †	— †	— †
Class F-1	2,695	7,073	9,768	2,834	821	3,655
Class F-2	73,135	166,580	239,715	74,235	18,481	92,716
Class F-3	66,137	145,795	211,932	67,551	16,529	84,080
Class 529-A	4,413	11,395	15,808	4,426	1,223	5,649
Class 529-C	56	241	297	67	28	95
Class 529-E	90	264	354	99	28	127
Class 529-T*	1	1	2	— †	— †	— †
Class 529-F-1*	— †	1	1	— †	— †	— †
Class 529-F-2	1,421	3,135	4,556	1,234	295	1,529
Class 529-F-3	— †	1	1	— †	— †	— †
Class R-1	59	243	302	62	24	86
Class R-2	734	3,061	3,795	902	344	1,246
Class R-2E	868	2,898	3,766	996	341	1,337
Class R-3	2,018	6,137	8,155	2,260	698	2,958
Class R-4	1,724	4,455	6,179	1,764	490	2,254
Class R-5E	826	1,872	2,698	723	179	902
Class R-5	797	1,743	2,540	748	171	919
Class R-6	148,807	333,842	482,649	157,931	38,861	196,792
Total	$413,450	$974,725	$1,388,175	$428,123	$109,413	$537,536
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the year ended June 30, 2026, the investment advisory services fees were $88,556,000, which were equivalent to an annualized rate of 0.471% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

International Growth and Income Fund	17

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended June 30, 2026, the 529 plan services fees were $152,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

18	International Growth and Income Fund

For the year ended June 30, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$14,139	$5,203	$1,634	Not applicable
Class C	620	59	19	Not applicable
Class T*	—	— †	— †	Not applicable
Class F-1	337	182	41	Not applicable
Class F-2	Not applicable	3,508	977	Not applicable
Class F-3	Not applicable	39	843	Not applicable
Class 529-A	504	197	67	$115
Class 529-C	46	4	1	2
Class 529-E	26	2	2	3
Class 529-T*	—	— †	— †	— †
Class 529-F-1*	—	— †	— †	— †
Class 529-F-2	Not applicable	28	19	32
Class 529-F-3	Not applicable	— †	— †	— †
Class R-1	45	4	1	Not applicable
Class R-2	434	199	17	Not applicable
Class R-2E	334	111	17	Not applicable
Class R-3	591	176	35	Not applicable
Class R-4	216	83	26	Not applicable
Class R-5E	Not applicable	56	11	Not applicable
Class R-5	Not applicable	20	10	Not applicable
Class R-6	Not applicable	89	1,916	Not applicable

Total class-specific expenses	$17,292	$9,960	$5,636	$152
*
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
†
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $503,000 in the fund’s statement of operations reflects $56,000 in current fees (either paid in cash or deferred) and a net increase of $447,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended June 30, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $193,141,000 and $297,356,000, respectively, which generated $37,561,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended June 30, 2026.

International Growth and Income Fund	19

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2026
Class A	$658,886	14,206	$386,122	8,645	$(739,889)	(15,976)	$305,119	6,875
Class C	16,155	346	3,951	89	(24,623)	(532)	(4,517)	(97)
Class T2	—	—	—	—	(16)	— [3]	(16)	— [3]
Class F-1	42,408	905	9,690	217	(34,588)	(748)	17,510	374
Class F-2	877,501	18,677	229,581	5,134	(811,893)	(17,694)	295,189	6,117
Class F-3	620,560	13,339	209,192	4,683	(645,968)	(13,996)	183,784	4,026
Class 529-A	33,597	724	15,804	354	(30,278)	(657)	19,123	421
Class 529-C	1,670	36	296	6	(1,721)	(37)	245	5
Class 529-E	721	16	354	8	(1,071)	(24)	4	— [3]
Class 529-T2	—	—	2	— [3]	(23)	— [3]	(21)	— [3]
Class 529-F-1[2]	—	—	1	— [3]	(19)	— [3]	(18)	— [3]
Class 529-F-2	19,991	431	4,555	102	(10,828)	(237)	13,718	296
Class 529-F-3	—	—	1	— [3]	—	—	1	— [3]
Class R-1	1,109	24	302	7	(923)	(20)	488	11
Class R-2	14,509	316	3,795	86	(20,133)	(438)	(1,829)	(36)
Class R-2E	5,866	128	3,767	85	(9,365)	(204)	268	9
Class R-3	27,787	600	8,154	184	(33,837)	(733)	2,104	51
Class R-4	25,467	550	6,177	138	(24,793)	(531)	6,851	157
Class R-5E	13,341	291	2,697	60	(8,231)	(176)	7,807	175
Class R-5	12,908	272	2,508	55	(11,283)	(239)	4,133	88
Class R-6	832,625	17,884	480,679	10,762	(1,576,118)	(33,887)	(262,814)	(5,241)
Total net increase (decrease)	$3,205,101	68,745	$1,367,628	30,615	$(3,985,600)	(86,129)	$587,129	13,231
Refer to the end of the table(s) for footnote(s).

20	International Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2025
Class A	$353,991	9,095	$139,535	3,610	$(675,558)	(17,685)	$(182,032)	(4,980)
Class C	8,398	215	1,409	37	(20,860)	(548)	(11,053)	(296)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,720	617	3,623	94	(50,329)	(1,310)	(22,986)	(599)
Class F-2	518,008	13,459	88,969	2,301	(584,080)	(15,237)	22,897	523
Class F-3	383,811	10,057	82,773	2,145	(512,380)	(13,375)	(45,796)	(1,173)
Class 529-A	18,592	483	5,647	146	(26,712)	(704)	(2,473)	(75)
Class 529-C	933	24	94	3	(1,961)	(52)	(934)	(25)
Class 529-E	694	18	127	3	(834)	(22)	(13)	(1)
Class 529-T	—	—	1	— [3]	—	—	1	— [3]
Class 529-F-1	—	—	— [3]	— [3]	—	—	— [3]	— [3]
Class 529-F-2	11,455	299	1,527	39	(7,607)	(199)	5,375	139
Class 529-F-3	—	—	1	— [3]	—	—	1	— [3]
Class R-1	720	19	86	2	(830)	(22)	(24)	(1)
Class R-2	11,396	298	1,245	32	(13,855)	(364)	(1,214)	(34)
Class R-2E	5,801	153	1,336	35	(9,809)	(256)	(2,672)	(68)
Class R-3	21,560	564	2,956	77	(31,060)	(810)	(6,544)	(169)
Class R-4	12,630	330	2,254	59	(20,560)	(538)	(5,676)	(149)
Class R-5E	7,199	189	902	23	(6,213)	(164)	1,888	48
Class R-5	8,240	216	902	23	(7,532)	(196)	1,610	43
Class R-6	771,114	20,569	196,310	5,087	(852,886)	(21,767)	114,538	3,889
Total net increase (decrease)	$2,158,262	56,605	$529,697	13,716	$(2,823,066)	(73,249)	$(135,107)	(2,928)
1
Includes exchanges between share classes of the fund.
2
Effective 6/26/2026, Class T, 529-T, and 529-F-1 shares were closed and deregistered.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $8,024,075,000 and $8,766,255,000, respectively, during the year ended June 30, 2026.

International Growth and Income Fund	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets

Class A:
6/30/2026	$42.78	$.83	$9.51	$10.34	$(.93 )	$(2.49)	$(3.42)	$49.70	25.17%	$5,996	.88%	1.80%
6/30/2025	37.33	.92	5.78	6.70	(.98 )	(.27 )	(1.25)	42.78	18.34	4,867.90		2.39
6/30/2024	34.54	.85	2.83	3.68	(.89 )	—	(.89 )	37.33	10.74	4,433.92		2.39
6/30/2023	31.34	.82	3.76	4.58	(1.01)	(.37 )	(1.38)	34.54	15.11	4,331.92		2.53
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90 )	(1.73)	(2.63)	31.34	(19.24)	4,065.90		2.77
Class C:
6/30/2026	42.75	.48	9.51	9.99	(.58 )	(2.49)	(3.07)	49.67	24.25	65	1.62	1.04
6/30/2025	37.31	.61	5.79	6.40	(.69 )	(.27 )	(.96 )	42.75	17.44	60	1.65	1.59
6/30/2024	34.51	.56	2.85	3.41	(.61 )	—	(.61 )	37.31	9.94	64	1.66	1.58
6/30/2023	31.30	.55	3.79	4.34	(.76 )	(.37 )	(1.13)	34.51	14.26	77	1.66	1.72
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61 )	(1.73)	(2.34)	31.30	(19.85)	88	1.64	1.92
Class F-1:
6/30/2026	42.86	.83	9.52	10.35	(.92 )	(2.49)	(3.41)	49.80	25.15	157.91		1.79
6/30/2025	37.39	.88	5.83	6.71	(.97 )	(.27 )	(1.24)	42.86	18.32	119.92		2.30
6/30/2024	34.60	.84	2.83	3.67	(.88 )	—	(.88 )	37.39	10.70	126.93		2.35
6/30/2023	31.39	.82	3.76	4.58	(1.00)	(.37 )	(1.37)	34.60	15.12	137.93		2.53
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89 )	(1.73)	(2.62)	31.39	(19.26)	139.92		2.67
Class F-2:
6/30/2026	42.79	.95	9.51	10.46	(1.05)	(2.49)	(3.54)	49.71	25.48	3,783.64		2.05
6/30/2025	37.34	1.02	5.78	6.80	(1.08)	(.27 )	(1.35)	42.79	18.67	2,994.64		2.67
6/30/2024	34.55	.95	2.83	3.78	(.99 )	—	(.99 )	37.34	11.02	2,594.64		2.66
6/30/2023	31.35	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.55	15.45	2,552.65		2.80
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473.64		3.06
Class F-3:
6/30/2026	42.74	1.00	9.50	10.50	(1.10)	(2.49)	(3.59)	49.65	25.62	3,183.53		2.16
6/30/2025	37.29	1.06	5.78	6.84	(1.12)	(.27 )	(1.39)	42.74	18.80	2,568.53		2.76
6/30/2024	34.51	.95	2.85	3.80	(1.02)	—	(1.02)	37.29	11.15	2,285.54		2.69
6/30/2023	31.32	.94	3.75	4.69	(1.13)	(.37 )	(1.50)	34.51	15.56	2,683.54		2.91
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402.53		2.97
Class 529-A:
6/30/2026	42.70	.83	9.49	10.32	(.93 )	(2.49)	(3.42)	49.60	25.16	250.90		1.79
6/30/2025	37.27	.91	5.76	6.67	(.97 )	(.27 )	(1.24)	42.70	18.29	197.93		2.38
6/30/2024	34.49	.84	2.82	3.66	(.88 )	—	(.88 )	37.27	10.70	175.94		2.37
6/30/2023	31.29	.81	3.75	4.56	(.99 )	(.37 )	(1.36)	34.49	15.09	169.95		2.51
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90 )	(1.73)	(2.63)	31.29	(19.27)	151.92		2.76
Class 529-C:
6/30/2026	42.57	.46	9.46	9.92	(.57 )	(2.49)	(3.06)	49.43	24.19	5	1.67	1.00
6/30/2025	37.15	.59	5.77	6.36	(.67 )	(.27 )	(.94 )	42.57	17.42	4	1.70	1.54
6/30/2024	34.37	.54	2.84	3.38	(.60 )	—	(.60 )	37.15	9.88	5	1.69	1.54
6/30/2023	31.18	.54	3.76	4.30	(.74 )	(.37 )	(1.11)	34.37	14.19	6	1.72	1.68
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59 )	(1.73)	(2.32)	31.18	(19.88)	6	1.69	1.87
Refer to the end of the table(s) for footnote(s).

22	International Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class 529-E:
6/30/2026	$42.72	$.72	$9.50	$10.22	$(.82 )	$(2.49)	$(3.31)	$49.63	24.89%	$6	1.12%	1.55%
6/30/2025	37.29	.84	5.75	6.59	(.89 )	(.27 )	(1.16)	42.72	18.04	5	1.13	2.20
6/30/2024	34.50	.77	2.83	3.60	(.81 )	—	(.81 )	37.29	10.51	4	1.13	2.16
6/30/2023	31.31	.75	3.74	4.49	(.93 )	(.37 )	(1.30)	34.50	14.87	4	1.14	2.33
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81 )	(1.73)	(2.54)	31.31	(19.45)	4	1.13	2.49
Class 529-F-2:
6/30/2026	42.76	.98	9.47	10.45	(1.05)	(2.49)	(3.54)	49.67	25.52	75.63		2.10
6/30/2025	37.32	1.04	5.75	6.79	(1.08)	(.27 )	(1.35)	42.76	18.63	52.64		2.71
6/30/2024	34.53	.96	2.82	3.78	(.99 )	—	(.99 )	37.32	11.05	40.65		2.69
6/30/2023	31.33	.91	3.76	4.67	(1.10)	(.37 )	(1.47)	34.53	15.45	35.64		2.82
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)	29.64		3.10
Class 529-F-3:
6/30/2026	42.75	.97	9.51	10.48	(1.07)	(2.49)	(3.56)	49.67	25.58	— [4]	.59	2.09
6/30/2025	37.31	1.05	5.76	6.81	(1.10)	(.27 )	(1.37)	42.75	18.70	— [4]	.58	2.74
6/30/2024	34.52	.97	2.83	3.80	(1.01)	—	(1.01)	37.31	11.12	— [4]	.59	2.73
6/30/2023	31.33	.93	3.74	4.67	(1.11)	(.37 )	(1.48)	34.52	15.49	— [4]	.60	2.86
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)	— [4]	.59	3.10
Class R-1:
6/30/2026	42.68	.48	9.50	9.98	(.60 )	(2.49)	(3.09)	49.57	24.26	5	1.62	1.05
6/30/2025	37.26	.64	5.75	6.39	(.70 )	(.27 )	(.97 )	42.68	17.44	4	1.64	1.68
6/30/2024	34.46	.59	2.82	3.41	(.61 )	—	(.61 )	37.26	9.95	3	1.65	1.66
6/30/2023	31.27	.58	3.75	4.33	(.77 )	(.37 )	(1.14)	34.46	14.25	4	1.65	1.80
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66 )	(1.73)	(2.39)	31.27	(19.81)	3	1.59	2.36
Class R-2:
6/30/2026	42.51	.47	9.46	9.93	(.59 )	(2.49)	(3.08)	49.36	24.27	61	1.62	1.03
6/30/2025	37.11	.63	5.75	6.38	(.71 )	(.27 )	(.98 )	42.51	17.48	54	1.63	1.66
6/30/2024	34.35	.59	2.81	3.40	(.64 )	—	(.64 )	37.11	9.94	48	1.63	1.67
6/30/2023	31.17	.59	3.74	4.33	(.78 )	(.37 )	(1.15)	34.35	14.31	50	1.63	1.82
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62 )	(1.73)	(2.35)	31.17	(19.85)	46	1.63	2.05
Class R-2E:
6/30/2026	42.49	.62	9.45	10.07	(.73 )	(2.49)	(3.22)	49.34	24.64	60	1.33	1.34
6/30/2025	37.09	.74	5.74	6.48	(.81 )	(.27 )	(1.08)	42.49	17.82	51	1.33	1.95
6/30/2024	34.33	.70	2.80	3.50	(.74 )	—	(.74 )	37.09	10.28	47	1.33	1.98
6/30/2023	31.16	.68	3.73	4.41	(.87 )	(.37 )	(1.24)	34.33	14.65	43	1.34	2.11
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74 )	(1.73)	(2.47)	31.16	(19.60)	39	1.34	2.35
Class R-3:
6/30/2026	42.66	.69	9.49	10.18	(.80 )	(2.49)	(3.29)	49.55	24.81	127	1.18	1.50
6/30/2025	37.24	.81	5.75	6.56	(.87 )	(.27 )	(1.14)	42.66	17.99	108	1.18	2.11
6/30/2024	34.46	.76	2.81	3.57	(.79 )	—	(.79 )	37.24	10.45	100	1.18	2.14
6/30/2023	31.27	.73	3.75	4.48	(.92 )	(.37 )	(1.29)	34.46	14.80	94	1.19	2.27
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79 )	(1.73)	(2.52)	31.27	(19.46)	82	1.18	2.51
Refer to the end of the table(s) for footnote(s).

International Growth and Income Fund	23

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Class R-4:
6/30/2026	$42.74	$.83	$9.52	$10.35	$(.94 )	$(2.49)	$(3.43)	$49.66	25.21%	$95	.88%	1.79%
6/30/2025	37.30	.92	5.78	6.70	(.99 )	(.27 )	(1.26)	42.74	18.36	75.88		2.40
6/30/2024	34.52	.86	2.82	3.68	(.90 )	—	(.90 )	37.30	10.77	71.88		2.43
6/30/2023	31.32	.83	3.76	4.59	(1.02)	(.37 )	(1.39)	34.52	15.16	66.89		2.56
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91 )	(1.73)	(2.64)	31.32	(19.24)	61.88		2.75
Class R-5E:
6/30/2026	42.70	.94	9.48	10.42	(1.03)	(2.49)	(3.52)	49.60	25.44	43.68		2.04
6/30/2025	37.27	1.01	5.75	6.76	(1.06)	(.27 )	(1.33)	42.70	18.57	30.68		2.64
6/30/2024	34.48	.94	2.82	3.76	(.97 )	—	(.97 )	37.27	11.02	24.69		2.65
6/30/2023	31.29	.90	3.74	4.64	(1.08)	(.37 )	(1.45)	34.48	15.37	21.69		2.77
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99 )	(1.73)	(2.72)	31.29	(19.07)	18.68		3.07
Class R-5:
6/30/2026	43.05	.99	9.56	10.55	(1.07)	(2.49)	(3.56)	50.04	25.56	40.59		2.13
6/30/2025	37.56	1.09	5.77	6.86	(1.10)	(.27 )	(1.37)	43.05	18.71	31.59		2.81
6/30/2024	34.75	.97	2.85	3.82	(1.01)	—	(1.01)	37.56	11.09	25.59		2.72
6/30/2023	31.52	.93	3.78	4.71	(1.11)	(.37 )	(1.48)	34.75	15.51	23.58		2.85
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23.55		2.88
Class R-6:
6/30/2026	42.76	.98	9.52	10.50	(1.10)	(2.49)	(3.59)	49.67	25.61	6,755.53		2.12
6/30/2025	37.31	1.07	5.77	6.84	(1.12)	(.27 )	(1.39)	42.76	18.78	6,039.53		2.78
6/30/2024	34.52	.99	2.83	3.82	(1.03)	—	(1.03)	37.31	11.18	5,125.54		2.79
6/30/2023	31.33	.95	3.74	4.69	(1.13)	(.37 )	(1.50)	34.52	15.56	4,574.54		2.94
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572.53		3.33
Refer to the end of the table(s) for footnote(s).

24	International Growth and Income Fund

Financial highlights (continued)

	Year ended June 30,
	2026[6]	2025	2024	2023	2022
Portfolio turnover rate for all share classes[5]	44%	40%[7]	31%[7]	31%[7]	34%[7]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Amount less than $1 million.
[5]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[6]	Rates exclude in-kind transactions, if any.
[7]
Includes the value of securities sold due to redemptions of shares in kind, if any.  If the value of securities sold due to in-kind redemptions were excluded, the rate would have been 39% for the year ended June 30, 2025, and unchanged for the other years presented.

Refer to the notes to financial statements.

International Growth and Income Fund	25

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of International Growth and Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of International Growth and Income Fund (the “Fund”), including the investment portfolio, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
August 14, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

26	International Growth and Income Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended June 30, 2026:
Long-term capital gains	$1,072,493,000
Foreign taxes	$0.10 per share
Foreign source income	$1.27 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$19,049,000
Corporate dividends received deduction	$9,343,000
Exempt interest dividends	$15,406,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

International Growth and Income Fund	27

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
401,604,734
Total shares voting on November 25, 2025:
351,009,120 (87.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	300,828,387	85.7%	50,180,733	14.3%
Charles E. Andrews	345,876,194	98.5%	5,132,926	1.5%
Joseph J. Bonner	346,174,077	98.6%	4,835,043	1.4%
Michael C. Camuñez	346,023,730	98.6%	4,985,390	1.4%
Vanessa C. L. Chang	346,099,085	98.6%	4,910,035	1.4%
Cecilia V. Estolano	346,215,409	98.6%	4,793,711	1.4%
Bradford F. Freer	346,123,720	98.6%	4,885,400	1.4%
Yvonne L. Greenstreet	346,455,880	98.7%	4,553,240	1.3%
Martin E. Koehler	346,204,375	98.6%	4,804,745	1.4%
Sharon I. Meers	346,449,299	98.7%	4,559,821	1.3%
Pascal Millaire	346,407,976	98.7%	4,601,144	1.3%
William I. Miller	346,179,391	98.6%	4,829,729	1.4%
Anne-Marie Peterson	346,445,735	98.7%	4,563,385	1.3%
Josette Sheeran	346,069,249	98.6%	4,939,871	1.4%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

28	International Growth and Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the Trustees' deferred compensation disclosure in the Notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 04, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 04, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 04, 2026